Notes Receivable (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 USD ($)
Notes Receivable (Textual)
Repayment from third parties	$ 130,172
Advanced to third parties	132,742			$ 1,146,919
Note receivable non-current		$ 970,620	¥ 6,300,000
Equity interest, Percentage		5.00%	5.00%
Notes receivable current and non-current	$ 1,157,793	$ 1,096,307